Leases - Other Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating leases	$ 15.0	$ 12.8	$ 12.2
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 10.8	$ 12.0	$ 18.3